SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2015
SEGMENT REPORTING [Abstract]
Schedule of the Company's revenues generated from each segment

	For the Six Months Ended June 30, 2014
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$618,851	$766,613	$5,170	$(588,562)	$802,072
-External sales	175,481	621,421	5,170	-	802,072
-Intersegment sales	443,370	145,192	-	(588,562)	-
Gross (loss) profit	$33,432	$65,242	$2,494	$(245)	$100,923

	For the Six Months Ended June 30, 2015
	Wafer	Cell and module	Other	Elimination	Total
Net sales	$488,240	$585,734	$15,405	$(471,975)	$617,404
-External sales	163,118	438,881	15,405	-	617,404
-Intersegment sales	325,122	146,853	-	(471,975)	-
Gross (loss) profit	$31,963	$47,285	$3,212	$(1,395)	$81,065

Schedule of the Company's revenues generated from each product
	For the Six Months Ended June 30,
	2014	2015
Solar wafers	$88,251	$89,278
Service revenue from tolling arrangement	3,963	4,899
Solar modules	686,740	489,167
Solar power project	-	12,367
Power	5,848	3,086
Solar cells	2,310	7,293
Other materials	14,960	11,314
Total	$802,072	$617,404